Trade and Other Receivables - Other net receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
Accounts receivable from employees, Current	$ 12,929,933	$ 11,808,014
Advances to suppliers and creditors, Current	64,664,538	33,079,980
Compensation for central claims Tarapaca and Bocamina, current	29,681,532
Others, Current	8,888,463	6,249,750
Other receivables, Current	116,164,466	51,137,744
Accounts receivable from employees, Non-current	2,779,599	2,522,560
Advances to suppliers and creditors, Non-current	511,771	514,119
Others, Non-current	116,329	4,769
Other receivables, Non-current	$ 3,407,699	$ 3,041,448